Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Intangible Assets And Goodwill [Abstract]
Summary of Intangible Assets

TCHF	Technologies, patents and trademarks	Licenses	In-process research and development	Goodwill	Total
Historical cost
January 1, 2022	39,357	13,729	132,395	8,658	194,139

Addition	174	—	314	—	488
December 31, 2022	39,531	13,729	132,709	8,658	194,627

Acquisition price adjustment	—	—	(188)	—	(188)
Divestment	—	(9,747)	—	(455)	(10,202)
December 31, 2023	39,531	3,982	132,521	8,203	184,237

Accumulated amortization and impairment
January 1, 2022	(1,840)	—	—	—	(1,840)

Amortization	(3,448)	—	—	—	(3,448)
Impairment	(24,255)	—	(529)	(1,640)	(26,424)
December 31, 2022	(29,543)	—	(529)	(1,640)	(31,712)

Amortization	(1,930)	(752)	—	—	(2,682)
Impairment	—	—	(89,878)	(6,017)	(95,895)
Divestment	—	466	—	—	466
December 31, 2023	(31,473)	(286)	(90,407)	(7,657)	(129,823)

Carrying amount per class
December 31, 2022	9,988	13,729	132,180	7,018	162,915
December 31, 2023	8,058	3,696	42,114	546	54,414

Carrying amount per asset
PKU GOLIKE	4,344	—	—	—	4,344
Diclofenac	3,714	—	—	360	4,074
ACER-001	—	3,696	—	186	3,882
RLF-100	—	—	17,130	—	17,130
RLF-TD011	—	—	24,858	—	24,858
Sentinox	—	—	—	—	—
RLF-OD032	—	—	126	—	126
December 31, 2023	8,058	3,696	42,114	546	54,414

PKU GOLIKE	4,678	—	—	—	4,678
Diclofenac	5,310	—	—	360	5,670
ACER-001	—	13,729	—	641	14,370
RLF-100	—	—	81,516	3,805	85,321
RLF-TD011	—	—	47,392	2,212	49,604
Sentinox	—	—	2,958	—	2,958
RLF-OD032	—	—	314	—	314
December 31, 2022	9,988	13,729	132,180	7,018	162,915